Newbuildings (Tables)	12 Months Ended
Dec. 31, 2024
New buildings [Abstract]
Carrying Value of Newbuildings
The table below sets forth the carrying value of our newbuildings:

	For the Years Ended December 31,
(In $ millions)	2024	2023
Balance as of January 1,	5.4	3.5
Additions	359.5	1.9
Reclassification from onerous contract	(54.5)	—
Transfers to jack-up rigs (note 14)	(310.4)	—
Total newbuildings	—	5.4
The calculation of the impairment charge recognized during the year ended December 31, 2022 is as follows:

(In $ millions)
Three newbuildings considered in the LOI carrying value	132.0
Estimated cost to complete and respective onerous provision, net	312.4
Total	444.4
Potential sale price	320.0
Impairment charge	(124.4)
Carrying Value	7.6